Short-Term Debt (Details) $ in Thousands		12 Months Ended
		Sep. 30, 2015 USD ($) extension	Sep. 30, 2014 USD ($)
Short Term Debt [Line Items]
Less: Commercial Paper		$ (332,000)	$ (453,500)
Committed credit
Short Term Debt [Line Items]
Unsecured revolving credit facility	[1]	800,000	800,000
Less: Commercial Paper		(332,000)	(453,500)
Net committed credit available		$ 468,000	$ 346,500
Short-term debt weighted average interest rate		0.26%	0.19%
Outstanding bank loans		$ 0
Maximum
Short Term Debt [Line Items]
Ratio of Indebtedness to Net Capital		1.0
Ratio Of Indebtedness To Net Capital Percentage		65.00%
Minimum
Short Term Debt [Line Items]
Ratio of Indebtedness to Net Capital		0.65
WGL
Short Term Debt [Line Items]
Revolving credit facility additional borrowings		$ 100,000
Revolving credit facility maximum borrowing capacity		$ 550,000
Ratio Of Indebtedness To Net Capital Percentage		51.00%
Debt Instrument, Number of Extension Options | extension		2
Term of extension option		1 year
WGL | Committed credit
Short Term Debt [Line Items]
Unsecured revolving credit facility	[1],[2]	$ 450,000	$ 450,000
Less: Commercial Paper	[2]	(243,000)	(364,500)
Net committed credit available	[2]	$ 207,000	$ 85,500
Short-term debt weighted average interest rate	[2]	0.30%	0.20%
Outstanding bank loans		$ 0	$ 0
Washington Gas Light Company
Short Term Debt [Line Items]
Less: Commercial Paper		(89,000)	(89,000)
Revolving credit facility additional borrowings		100,000
Revolving credit facility maximum borrowing capacity		$ 450,000
Ratio Of Indebtedness To Net Capital Percentage		42.00%
Debt Instrument, Number of Extension Options | extension		2
Term of extension option		1 year
Washington Gas Light Company | Committed credit
Short Term Debt [Line Items]
Unsecured revolving credit facility	[1]	$ 350,000	350,000
Less: Commercial Paper		(89,000)	(89,000)
Net committed credit available		$ 261,000	$ 261,000
Short-term debt weighted average interest rate		0.16%	0.13%
Outstanding bank loans		$ 0	$ 0

[1]	(a) Both WGL and Washington Gas have the right to request extensions with the banks’ approval. WGL’s revolving credit facility permits it to borrow an additional $100 million, with the banks’ approval, for a total of $550 million. Washington Gas’ revolving credit facility permits it to borrow an additional $100 million, with the banks’ approval, for a total of $450 million.
[2]	(b) WGL includes all subsidiaries other than Washington Gas.